Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 32,406,588	$ 82,991,433
Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	30,631,174	82,420,193
Government securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,698,409	79,284,060
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by the Reference Stabilization Coefficient (CER, for its acronym in Spanish) - Maturity: 09-20-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	8,658,840	6
Government securities [member] | Level 1 [member] | Federal government bonds in pesos - Private Badlar +200 PB - Maturity: 04-03-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	7,335,099	805,465
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,850,233	1,471,088
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,728,494	380,503
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-06-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,712,024	4,101
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 06-30-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,344,588
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 07-29-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	691,785
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 05-23-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	633,229
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 11-09-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	621,469	474,970
Government securities [member] | Level 1 [member] | Letters of National treasury to discount in pesos - Maturity: 12-31-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	357,004
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,775,414	571,240
Private securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	73,317	3,563
Private securities [member] | Level 1 [member] | Corporate bonds Arcor SAIC Class 009 - Maturity: 07-06-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	132,435
Private securities [member] | Level 1 [member] | Corporate bonds Pan American Energy Argentina SL Class 012 - Maturity: 04-30-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	132,161
Private securities [member] | Level 1 [member] | Corporate Bonds Tecpetrol SA CLASS 001 - Maturity: 12-12-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	108,760
Private securities [member] | Level 1 [member] | Corporate Bonds Genneia SA Class 030 - Maturity: 11-24-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	104,312
Private securities [member] | Level 1 [member] | Corporate bonds Telecom Argentina SA Class 001 - Maturity: 07-18-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	40,524
Private securities [member] | Level 2 [member] | Corporate bonds Pan American Energy Argentina SL Class 009 - Maturity: 11-15-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	70,107
Private securities [member] | Level 3 [member] | Corporate bonds Tarjeta Naranja Class 048 - Maturity: 04-26-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	539,532
Private securities [member] | Level 3 [member] | Corporate bonds Ledesma SA Class 010 - Maturity: 05-27-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	252,592
Private securities [member] | Level 3 [member] | Debt Securities in Financial Trusts Secubono [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	192,308	191,670
Private securities [member] | Level 3 [member] | Debt Securities in Financial Trusts Surcos [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 129,366	$ 376,007